Significant contingent liabilities and unrecognized contract commitments	12 Months Ended
Dec. 31, 2021
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Significant contingent liabilities and unrecognized contract commitments
39.	Significant contingent liabilities and unrecognized contract commitments

a)
A letter of guarantee was issued by the financial institutions to the Customs Administration of the Ministry of Finance for making payment of customs-duty deposits when importing. As of December 31, 2020 and 2021, the amounts guaranteed by the financial institutions were NT$99,000 thousand and NT$137,700 thousand, respectively.

b)	Capital expenditures that are contracted for, but not provided for are as follows:

	December 31, 2020	December 31, 2021
	NT$000	NT$000
Property, plant and equipment, net	2,331,041	2,629,129